Summary of Stock Option Exercises (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercised and Issued from Treasury	2,586	1,850	2,177
Intrinsic Value	$ 67,702	$ 22,883	$ 16,580